Stock-Based Compensation - Summary of stock-based compensation expense (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Stock-based compensation expense	$ 1,292	$ 442	$ 659	$ 430
Research and Development Expense [Member]
Stock-based compensation expense	580	201	306	166
General and Administrative Expense [Member]
Stock-based compensation expense	$ 712	$ 241	$ 353	$ 264